Offerings - Offering: 1	Jul. 24, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, BridgeBio Pharma, Inc. Third Amended and Restated 2021 Stock Option and Incentive Plan
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit | $ / shares	80.77
Maximum Aggregate Offering Price	$ 161,540,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,308.68
Offering Note
1	(1)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock which become issuable under the above-named plans by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock.
	(2)	Proposed Maximum Offering Price Per Unit estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 of the Securities Act, and based on the average of the high and low sales prices of the registrant's common stock, as quoted on the Nasdaq Global Select Market on July 17, 2026.
	(3)	Amount registered represents 2,000,000 additional shares of common stock that were added to the shares authorized for issuance under the BridgeBio Pharma, Inc. Third Amended and Restated 2021 Stock Option and Incentive Plan (the "2021 Plan") on June 22, 2026 pursuant to stockholder approval of the 2021 Plan, as amended and restated.